Income Taxes - Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	$ 440	$ 249
Net deferred income tax liability	11,917	11,433	$ 11,180
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	484	157
Deferred income tax liability	14,705	14,252
Decommissioning and Restoration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	46	19
Deferred income tax assets	(1,854)	(1,910)
Employee retirement benefit plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	15	(5)
Deferred income tax assets	(585)	(639)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(63)
Deferred income tax assets	(172)	(109)
Other deferred income tax (assets) liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(42)	78
Deferred income tax assets	$ (177)	$ (161)